Goodwill and Other Intangible Assets (Carrying Amount of Other Intangible Assets by Major Class) (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2016	Mar. 31, 2015
Intangible assets subject to amortization:
Gross carrying amount	¥ 2,810,189	¥ 3,236,859
Accumulated amortization	1,804,323	2,087,788
Net carrying amount	1,005,866	1,149,071
Intangible assets not subject to amortization:
Net carrying amount	9,284	11,093
Total intangible assets, Net	1,015,150	1,160,164
Indefinite-lived Trade Names [Member]
Intangible assets not subject to amortization:
Net carrying amount		3,037
Other [Member]
Intangible assets not subject to amortization:
Net carrying amount	9,284	8,056
Software [Member]
Intangible assets subject to amortization:
Gross carrying amount	2,204,185	2,032,617
Accumulated amortization	1,517,237	1,372,238
Net carrying amount	686,948	660,379
Core Deposit Intangibles [Member]
Intangible assets subject to amortization:
Gross carrying amount	137,337	712,878
Accumulated amortization	76,872	519,587
Net carrying amount	60,465	193,291
Customer Relationships [Member]
Intangible assets subject to amortization:
Gross carrying amount	378,295	403,652
Accumulated amortization	182,284	171,920
Net carrying amount	196,011	231,732
Trade Names [Member]
Intangible assets subject to amortization:
Gross carrying amount	78,079	77,175
Accumulated amortization	23,915	20,693
Net carrying amount	54,164	56,482
Other [Member]
Intangible assets subject to amortization:
Gross carrying amount	12,293	10,537
Accumulated amortization	4,015	3,350
Net carrying amount	¥ 8,278	¥ 7,187